Cash and cash equivalents (Details) - BRL (R$) R$ in Thousands	Sep. 30, 2026	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2024
Cash and Cash Equivalents [Line Items]
Cash and banks	R$ 9,481,241	R$ 9,881,326
Cash and cash equivalents	R$ 13,406,218	15,179,753	R$ 15,838,866	R$ 9,018,818
Cash and banks | Fixed
Cash and Cash Equivalents [Line Items]
Average yield p.a. %	3.71%
Domestic market (Brazil)
Cash and Cash Equivalents [Line Items]
Fixed-term deposits	R$ 2,829,959	3,204,403
Domestic market (Brazil) | Fixed-term deposits | CDI
Cash and Cash Equivalents [Line Items]
Percentage of basis used to calculate interest rate	101.39%
Foreign countries
Cash and Cash Equivalents [Line Items]
Fixed-term deposits	R$ 1,095,018	R$ 2,094,024
Foreign countries | Fixed-term deposits | CDI
Cash and Cash Equivalents [Line Items]
Percentage of basis used to calculate interest rate	2.58%